EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2024
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The partnership has investments in joint arrangements that are joint ventures, and also has investments in associates. Joint ventures hold individual commercial properties, hotels, and portfolios of commercial properties and developments that the partnership owns together with co-owners where decisions relating to the relevant activities of the joint venture require the unanimous consent of the co-owners. The partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

	Proportion of ownership interests		Carrying value
(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023
Joint Ventures	15% - 60%	15% - 75%	$18,620	$19,142
Associates	16% - 50%	16% - 50%	267	293
Total			$18,887	$19,435

The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2024 and December 31, 2023:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Equity accounted investments, beginning of period	$19,435	$19,943
Additions	252	476
Disposals and return of capital distributions	(706)	(863)
Share of net earnings (losses) from equity accounted investments	243	(94)
Distributions received	(192)	(212)
Foreign currency translation	(95)	220
Reclassification (to) assets held for sale	—	(54)
Acquisition of Foreign Investments(1)	—	211
Other comprehensive income and other	(50)	(192)
Equity accounted investments, end of period	$18,887	$19,435
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.

The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2024			Dec. 31, 2023
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Office(1)	Discounted cash flow	7.3%	5.0%	11	7.4%	5.0%	11
Retail(2)	Discounted cash flow	6.7%	5.0%	10	6.6%	5.1%	10
LP Investments(3)	Discounted cash flow	7.7%	5.8%	10	7.7%	5.9%	10
(1)Included in our total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7% (December 31, 2023 - 6.7%).
(2)Included in our total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2% (December 31, 2023 - 6.2%).
(3)The valuation method used to value multifamily investments is the direct capitalization method. At June 30, 2024, the overall implied capitalization rate used for properties using the direct capitalization method was 4.7% (December 31, 2023 - 4.5%). The terminal capitalization rate and investment horizon are not applicable.
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets	$72,128	$72,084
Current assets	3,401	4,728
Total assets	75,529	76,812
Non-current liabilities(1)	25,405	28,411
Current liabilities(1)	10,088	8,008
Total liabilities	35,493	36,419
Net assets	40,036	40,393
Partnership’s share of net assets	$18,887	$19,435
(1)The partnership adopted the IAS 1 Amendments as of January 1, 2024. The comparative information has been restated. See Note 2, Summary of Material Accounting Policy Information for further information.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Revenue	$1,282	$1,281	$2,607	$2,640
Expenses	1,102	1,076	2,210	2,167
(Loss) income from equity accounted investments(1)	(5)	(2)	32	9
Income before fair value gains (losses), net	175	203	429	482
Fair value gains (losses), net	509	(661)	528	(1,037)
Net Income (loss)	684	(458)	957	(555)
Partnership’s share of net earnings (loss)	$111	$(198)	$243	$(174)
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.